Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 6 - Stockholders’ Equity

Stock Options

The Company has an incentive stock plan, the Amended and Restated 2011 Equity Incentive Plan (the “2011 Plan”), and has granted stock options to employees, non-employee directors and consultants from the 2011 Plan. Options granted under the 2011 Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. The rules of the TSX-Venture Exchange (or “TSX-V”) provide that the maximum number of shares which can be reserved under a stock option plan is equal to 20% of the number of shares of the issuer which are outstanding on the date the plan is approved by stockholders. On June 15, 2017 the Company’s stockholders approved an amendment to the 2011 Plan to increase the number of shares authorized for issuance under the 2011 Plan to a total of 7,171,540, which is equal to 20% of the number of shares of the Company’s common stock outstanding on the date of the amendment.

In January 2016 the Company issued a warrant to purchase 125,000 shares of the Company’s common stock to an investor relations firm as partial compensation for consulting services it would provide the Company over a two year period. Pursuant to applicable policies of the TSX-V, the shares issuable under the warrant will be counted against the limit of shares authorized for issuance under the 2011 Plan, notwithstanding that the warrant was not issued under the 2011 Plan. After giving effect to this limitation there were 1,506,793 shares remaining available for issuance under the 2011 Plan at June 30, 2017.

During the six months ended June 30, 2017, the Company granted stock options to employees to purchase 1,031,000 shares of the Company’s common stock at an exercise price of $2.40 per share. The options have terms of ten years. Of the 1,031,000 stock options granted, 300,000 are subject to vesting based on continuous service over periods between zero and four years from the date of grant. The balance of the grant, or 731,000 shares, has performance-based vesting conditions and will be valued at the time the milestones are reached. The stock options have an aggregate grant date fair value of $528,580. Subsequent to the issuance, the Company cancelled 105,000 stock options during the six months ended June 30, 2017.

In February 2017, 16,250 stock options were exercised for cash proceeds of $19,825 and the Company cancelled 48,750 stock options.

The Company recorded stock based compensation as follows:

	For the Three Months Ended June 30,		For Six Months Ended June 30,
	2017	2016	2017	2016
Research and development	$76,267	$103,537	$142,960	$174,744
General and administrative	122,184	106,118	470,004	158,557
Total	$198,451	$209,655	$612,964	$333,301

The following table represents stock option activity for the six months ended June 30, 2017:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2016	4,652,497	1,908,883	$0.92	$0.41	$0.41	8.24	$-
Granted	1,031,000	100,000	2.40	2.40	6.25	6.25	-
Exercised	(16,250)	-	-	-	-	-	-
Cancelled	(153,750)	-	-	-	-	-	-
Balance – June 30, 2017	5,513,497	2,745,159	$0.98	$0.59	$0.59	6.73	$3,805,494

The following table summarizes information on stock options outstanding and exercisable as of June 30, 2017:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	4.76 years	$0.05	72,876	$0.05
$0.26	1,024,810	6.78 years	$0.26	978,507	$0.26
$0.73	1,475,687	7.38 years	$0.73	953,048	$0.73
$1.00	313,124	8.06 years	$1.00	166,457	$1.00
$1.10	10,000	8.53 years	$1.10	3,959	$1.10
$1.17	70,000	8.37 years	$1.17	31,875	$1.17
$1.22	125,000	8.60 years	$1.22	44,271	$1.22
$1.50	40,000	8.67 years	$1.50	13,333	$1.50
$1.55	1,456,000	8.69 years	$1.55	353,750	$1.55
$2.40	926,000	9.59 years	$2.40	127,083	$2.40
Totals	5,513,497			2,745,159

Warrants

In January 2017, a total of 926,588 common stock purchase warrants were exercised for aggregate cash proceeds of $1,853,176. Additional proceeds in the amount of $522,326 were received in January 2017 from warrants exercised in December 2016. During the six months ended June 30, 2017, 4,695,846 unexercised warrants expired.

In January and February 2017, consultants to the Company exercised a total of 106,982 warrants for aggregate cash proceeds of $29,491.

As of June 30, 2017, the Company had 951,635 warrants outstanding and exercisable to purchase common stock. Such warrants have a weighted average exercise price of $0.39, a weighted average remaining contractual life of 6.01 years and an aggregate intrinsic value of $1,291,950.

Note 9 - Stockholders’ Equity

Authorized Capital

In January 2015, the Company completed its initial public offering (“IPO”) on the TSX Venture Exchange. The Company sold 11,250,000 units at a price of $1.00 per unit, providing gross proceeds of $11,250,000. Concurrently with the IPO, the Company completed a previously-subscribed private placement of an additional 2,700,000 units for gross proceeds of $2,700,000, resulting in total gross proceeds of $13,950,000. After deducting $996,516 in offering expenses, the Company received net proceeds of $12,953,484. The Company also incurred internal offering costs of $785,197 which is classified as a reduction to additional paid-in capital in the accompanying balance sheets. All units consist of one share of the Company’s common stock and one-half of one common stock purchase warrant. In the aggregate, a total of 13,950,000 shares of common stock and 6,975,000 warrants to purchase common stock were issued in connection with the IPO and concurrent private placement. Each whole warrant was exercisable to acquire one share of the Company’s common stock at a price of $2.00 per share at any time up to January 6, 2017.

In January 2015, the Company amended its Certificate of Incorporation to increase the total number of authorized shares of common stock. Following the amendment, the Company has authorized the issuance and sale of up to 80,000,000 shares of stock, consisting of 75,000,000 shares of common stock having a par value of $0.001 and 5,000,000 shares of Preferred Stock having a par value of $0.001 per share. As of December 31, 2016 and 2015, there were no shares of Preferred Stock outstanding and there were no declared but unpaid dividends or undeclared dividend arrearages on any shares of the Company’s capital stock.

Preferred Stock

During the year ended December 31, 2014, the Company sold 5,400,000 shares of convertible Series B Preferred Stock. Each share of Series B Preferred Stock was convertible, at the option of the holder, into Common Stock. Each stockholder of Series B Preferred Stock was entitled to vote in the election of the Company’s Board of Directors. The purchasers of Series B Preferred Stock entered into put agreements requiring the purchasers, at the Company’s option, to purchase from the Company securities of the same type as those sold to investors in any future public offering of the Company’s securities, at the same price as the securities sold in the initial public offering, for an aggregate purchase price of up to $2,700,000.

Upon the completion of the IPO on January 6, 2015, each outstanding share of Series B Preferred Stock was automatically converted into one share of common stock. The Company converted 5,400,000 shares of then outstanding Series B Preferred Stock into 5,400,000 shares of its common stock.

The Company also exercised its rights under the aforementioned put agreements requiring the purchasers of Series B Preferred Stock to purchase 2,700,000 shares of common stock at the proposed public offering price of $1.00 per share for total cash proceeds of $2,700,000.

Stock Options

The Company has an incentive stock plan, the 2011 Equity Incentive Plan (the “2011 Plan”). In January 2015, the Company amended and restated the 2011 Plan. The Amendment and Restatement increased the aggregate number of shares of its common stock that may be issued pursuant to stock awards under the plan. In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Company’s common stock outstanding at the completion of the offering. The total number of shares reserved for issuance after the completion of the IPO is 6,453,069.

The Company has granted stock options to employees, non-employee directors and consultants from the 2011 Plan through the year ended December 31, 2016. Options granted under the Plan may be Incentive Stock Options or Non-statutory Stock Options, as determined by the Administrator at the time of grant. At December 31, 2016, 1,665,572 shares of the Company’s common stock were available for future issuance under the 2011 Plan.

In January 2016, the Company issued a warrant to purchase 125,000 shares of the Company’s common stock to an investor relations firm as partial compensation for consulting services it will provide to the Company over a two year period. Pursuant to applicable policies of the TSX-V, the shares issuable under the warrant will be counted against the limit of shares authorized for issuance under the 2011 Plan, notwithstanding that the warrant was not issued under the 2011 Plan.

During the year ended December 31, 2016, the Company granted stock options to employees to purchase 1,696,000 shares of the Company’s common stock. The stock options have exercise prices that range from $1.10 to $1.55 per share, are subject to vesting over four years, have terms of ten years and have an aggregate grant date fair value of approximately $1,418,000.

During the year ended December 31, 2016, 10,000 stock options were exercised for cash proceeds of $2,600.

During the year ended December 31, 2015, the Company granted stock options to employees and consultants to purchase 388,124 shares of the Company’s common stock. The stock options have exercise prices of $1.00 and $1.17, are subject to vesting over four years, have terms of ten years and have an aggregate grant date fair value of approximately $301,557.

During the years ended December 31, 2016 and 2015, the Company cancelled 26,486 and 5,000 employees and agents options. The cancelled options were added back to the available pool for future issuance.

127,532 stock options granted during the year ended December 31, 2014, contained performance conditions which included (i) the optionee’s continuous service and (ii) completion of the Company’s initial public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended. Since the stock options contained performance conditions that were not met as of December 31, 2014, their fair value was recorded in the year ended December 31, 2015.

The compensation expense associated with stock-based awards granted to individuals is recorded by the Company in the same expense classifications as cash compensation paid. During the year ended December 31, 2016, the Company recorded a total of $735,429 of stock based compensation recognizing $361,137 as a general and administrative expense and $374,292 as a research and development expense in the accompanying statements of operations. During the year ended December 31, 2015, the Company recorded a total of $396,850 of stock based compensation recognizing $215,692 as a general and administrative expense and $181,158 as a research and development expense in the accompanying statements of operations.

The following table represents stock option activity for the years ended December 31, 2016 and 2015:

			Weighted Average
	Stock Options		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2014	2,609,811	459,437	$0.38	$0.17	$0.17	9.57	$-
Granted	1,174,820	786,696	1.01	1.00	0.38	3.48	-
Exercised	(55,548)	(55,548)	-	-	-	-	-
Cancelled	(5,000)	-	-	-	-	-	-
Balance – December 31, 2015	3,724,083	1,963,948	$0.67	$0.34	$0.34	7.09	$-
Granted	1,696,000	-	1.50	-	-	6.25	-
Exercised	(741,100)	-	-	-	-	-	-
Cancelled	(26,486)	-	-	-	-	-	-
Balance – December 31, 2016	4,652,497	1,908,883	$0.92	$0.41	$0.41	8.24	$5,561,368

The granted balance for 2015 in the table above includes 786,696 options granted to the agents that took part in the IPO (see “Agent’s Compensation Options” below). All other options were granted to employees and consultants under the 2011 Plan.

The following table summarizes information on stock options outstanding and exercisable as of December 31, 2016:

		Weighted	Weighted		Weighted
Exercise	Number	Average Remaining	Average	Number	Average
Price	Outstanding	Contractual Term	Exercise Price	Exercisable	Exercise Price

$0.05	72,876	5.25 years	$0.05	72,876	$0.05
$0.26	1,024,810	7.28 years	$0.26	919,296	$0.26
$0.73	1,475,687	7.87 years	$0.73	768,587	$0.73
$1.00	313,124	8.56 years	$1.00	126,457	$1.00
$1.10	10,000	9.02 years	$1.10	-	$1.10
$1.17	70,000	8.87 years	$1.17	21,667	$1.17
$1.22	190,000	9.10 years	$1.22	-	$1.22
$1.50	40,000	9.17 years	$1.50	-	$1.50
$1.55	1,456,000	9.19 years	$1.55	-	$1.55
Totals	4,652,497			1,908,883

Agent’s Compensation Options

In connection with the closing of its IPO in January 2015 the Company issued 786,696 compensation options (“Compensation Options”) to the agents that took part in the offering. Each Compensation Option is exercisable for a unit consisting of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.00 per unit. The Compensation Options expired on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017. Because the Compensation Options are considered a cost of the IPO, the resulting value is recognized as both an increase and decrease to the equity section of the accompanying balance sheets. The Compensation Options are not part of the Company’s 2011 Plan.

During the year ended December 31, 2016, a total of 731,100 Compensation Options were exercised for cash proceeds of $731,100.

During the year ended December 31, 2015, a total of 55,548 Compensation Options were exercised for cash proceeds of $55,548.

Warrants

In January 2016, the Company issued a warrant to purchase 125,000 shares of the Company’s common stock to an investor relations firm as partial compensation for consulting services to be provided over a two-year period. The warrant is exercisable at $1.15 per share, has a term of three years and is subject to vesting over the two-year service period.

During the year ended December 31, 2016, the Company issued warrants to purchase an aggregate of 365,550 shares of common stock as a result of the exercise of 731,100 Compensation Options.

During the year ended December 31, 2015, the Company issued warrants to purchase an aggregate of 7,002,774 shares of common stock in conjunction with the issuance of units sold in the IPO and concurrent private placement, and upon the exercise of 55,548 Compensation Options. The warrants were exercisable through January 6, 2017 at a price of $2.00 per share.

During the year ended December 31, 2016, a total of 1,745,890 warrants were exercised for cash proceeds of $2,969,454 (see Note 10 - Subscription Receivable).

The following table represents warrant activity for the years ended December 31, 2016 and 2015:

			Weighted Average
	Warrants		Exercise Price		Fair Value	Contractual	Aggregate
	Outstanding	Exercisable	Outstanding	Exercisable	Vested	Life (Years)	Intrinsic Value
Balance – December 31, 2014	933,617	933,617	$0.28	$0.28	$0.21	8.64	$-
Granted	7,002,774	7,002,774	2.00	2.00	0.43	1.52	-
Exercised	-	-	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2015	7,936,391	7,936,391	$1.80	$1.80	$0.41	1.80	$-
Granted	490,550	428,050	-	-	-	-	-
Exercised	(1,745,890)	(1,745,890)	-	-	-	-	-
Cancelled	-	-	-	-	-	-	-
Balance – December 31, 2016	6,681,051	6,618,551	$1.74	$1.74	$0.41	0.98	$2,516,058